ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Oct. 31, 2022
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 10 – ACCRUED LIABILITIES AND OTHER PAYABLES

At October 31, 2022 and 2021, accrued liabilities and other payables consisted of the following:

	October 31, 2022	October 31, 2021
Accrued professional service fees	$310,476	$81,388
Other	74,417	14,276
	$384,893	$95,664